UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
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Check here if Amendment [X]: Amendment Number:            1
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         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:


Name:      KBW, Inc.
Address:   787 Seventh Avenue
           4th Floor
           New York, NY 10019

Form 13F File Number: (To be determined after filing)
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mitchell Kleinman
Title:     Secretary and General Counsel
Phone:     (212) 887-6788

Signature, Place and Date of Signing:


       /s/ Mitchell Kleinman           New York, New York        May 18, 2010
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            [Signature]                   [City, State]             [Date]

This amendment is being filed to reflect the fact that the Form 13F submitted for KBW, Inc. on May 17, 2010 was inadvertently filed under the CIK for Keefe Bruyette & Woods, Inc., rather than KBW, Inc.

Report Type (Check only one):

| | 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)